FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES (Tables)	12 Months Ended
Jun. 30, 2020
FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES [Abstract]
Financial Instruments Held by Category
A summary of the financial instruments held by category is provided below:

	June 30, 2020	June 30, 2019
	(US$’000)
Financial assets - amortized cost
Deposits	3,427	3,303
Trade receivables	53,436	63,025
Other receivables	4,406	3,587
Due from related parties	1,587	1,768
Cash and cash equivalents	21,870	8,873
	84,726	80,556
Financial liabilities - amortized cost
Lease liabilities	74,712	69,234
Borrowings	31,258	49,019
Trade and other payables	25,773	19,870
Due to related parties	5,739	6,169
	137,482	144,292
Financial liabilities – fair value through profit and loss
Warrant liabilities (Note 28)	3,889	751
	3,889	751

Financial liabilities – fair value through other comprehensive income
Cash flow hedge (Note 15)	518	-
	518	-

Movement of Warrant Liabilities
Movement of Warrant liabilities as of June 30, 2020 and 2019:

	June 30, 2020	June 30, 2019
	(US$’000)
Opening balance	751	965
Fair Value Adjustment	2,305	(364)
Warrants vested during the year	833	150
Closing balance	3,889	751

Financial Liabilities Measured at Fair Value
The fair value of the Group’s financial liability is measured at fair value on a recurring basis. The following table gives information about how the fair value of this financial liability is determined.

		June 30, 2020	June 30, 2019
		(US$’000)
Financial liabilities – fair value through profit and loss	Fair value hierarchy
Warrant liabilities (Note 28)	Level 3	3,889	751

Financial liabilities – fair value through other comprehensive income	Fair value hierarchy
Cash flow hedge (Note 15)	Level 2	518	-
		4,407	751

Credit Risk
Credit rating wise breakup of bank balances:

	June 30, 2020	June 30, 2019
	(US$’000)
AA	-	670
AA-	-	3,081
A-1+	1,553	212
A-1	94	123
A+	4,295	847
A	2,803	265
A-	1	102
A2	-	-
A3	-	-
B-	2,693	-
B+	819	-
BA3	165	-
BB+	62	-
BBB+	7,834	2,201
BBB	1,528	1,361
BBB-	-	-
Non - Rated	23	11
Total	21,870	8,873

The maximum exposure to credit risk is as follows:

	June 30, 2020	June 30, 2019
	(US$’000)
Financial assets - amortized cost
Deposits	3,427	3,303
Trade receivables	53,436	63,025
Other receivables	4,406	3,587
Due from related parties	1,587	1,768
Cash and cash equivalents	21,870	8,873
	84,726	80,556

Concentration of Credit Risk with Clients
The Group has the following exposure to concentration of credit risk with clients representing greater than 5% of the consolidated revenue or receivable balances:

	2020
	Revenue		Trade debts gross
	Amount (US$ '000)	% of total	Amount (US$ '000)	% of total
Client 1	64,937	16%	7,425	13%
Client 2	73,743	18%	114	0%
Client 3	38,528	10%	9,012	16%
Subtotal	177,208	44%	16,551	30%
Others	227,927	56%	39,311	70%
Revenue from external customers	405,135	100%	55,862	100%

	2019
	Revenue		Trade debts gross
	Amount (US$ '000)	% of total	Amount (US$ '000)	% of total
Client 1	74,835	20%	10,770	16%
Client 2	67,094	18%	13,716	21%
Client 3	44,509	12%	9,042	14%
Subtotal	186,438	51%	33,528	51%
Others	181,942	49%	32,358	49%
Revenue from external customers	368,380	100%	65,886	100%

Revenue from discontinued operations	64,740	-	-	-

	2018
	Revenue		Trade debts gross
	Amount (US$ '000)	% of total	Amount (US$ '000)	% of total
Client 1	78,663	23%	10,432	20%
Client 2	63,233	18%	11,250	22%
Client 3	52,837	15%	6,586	13%
Subtotal	194,733	57%	28,268	54%
Others	147,467	43%	23,770	46%
Revenue from external customers	342,200	100%	52,038	100%

Revenue from discontinued operations	34,871	-	-	-

Expected Credit Loss for Trade Receivables
On the above basis the expected credit loss for trade receivables as at June 30, 2020 and June 30, 2019 was determined as follows:

		June 30, 2020
	(US$’000)
	Not overdue	Due: 0 to 30 days	Due: 31 - 60 days	Due: 61 to 90 days	Due: 91 - 180 days	Due: over 180 days	Total
Expected credit loss rate	0%	4%	2%	19%	55%	99%	-
Gross carrying amount	50,630	2,513	918	138	83	1,580	55,862
Lifetime expected credit loss	141	89	14	26	46	1,561	1,877

		June 30, 2019
	(US$’000)
	Not overdue	Due: 0 to 30 days	Due: 31 - 60 days	Due: 61 to 90 days	Due: 91 - 180 days	Due: over 180 days	Total
Expected credit loss rate	-	4%	3%	22%	51%	98%	-
Gross carrying amount	59,994	2,316	1,187	110	387	1,892	65,886
Lifetime expected credit loss	-	96	39	24	196	1,854	2,209

Details of Individually Credit Impaired Balances
Below are the details of individually credit impaired balances as of June 30, 2020:

	June 30, 2020	June 30, 2019
	(US$’000)
Credit impaired trade receivables - Gross carrying amount	1,801	1,451
Expected credit loss allowance	(1,785)	(1,433)
	16	18

Assets (Liability) Contractual Maturities
The following table presents the contractual maturities (liquidity analysis) as of June 30, 2020 and 2019:

	June 30, 2020
	Less than 1 year	1 - 3 years	4 - 5 years	Total
	(US$’000)
Deposits	340	3,087	-	3,427
Trade receivables	53,436	-	-	53,436
Other receivables	4,406	-	-	4,406
Due from related parties	1,587	-	-	1,587
Cash and cash equivalents	21,870	-	-	21,870
Subtotal	81,639	3,087	-	84,726
Lease liability	18,717	29,762	54,830	103,309
Long - term other borrowings	6,468	3,994	-	10,462
Line of credit	21,475	-	-	21,475
Trade and other payables	26,291	-	-	26,291
Due to related parties	5,739	-	-	5,739
Subtotal	78,690	33,756	54,830	167,276
Net liquidity position	2,949	(30,669)	(54,830)	(82,550)

	June 30, 2019
	Less than 1 year	1 - 3 years	4 - 5 years	Total
	(US$’000)
Deposits	1,373	1,930	-	3,303
Trade receivables	63,025	-	-	63,025
Other receivables	3,587	-	-	3,587
Due from related parties	1,768	-	-	1,768
Cash and cash equivalents	8,873	-	-	8,873
Subtotal	78,626	1,930	-	80,556
Lease liability	15,954	27,136	52,526	95,616
Long - term other borrowings	5,933	6,694	964	13,591
Line of credit	36,026	-	-	36,026
Trade and other payables	19,870	-	-	19,870
Due to related parties	6,169	-	-	6,169
Subtotal	83,952	33,830	53,490	171,272
Net liquidity position	(5,326)	(31,900)	(53,490)	(90,716)